SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2013
SECURITIES AVAILABLE FOR SALE
SECURITIES AVAILABLE FOR SALE

NOTE 2 — SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities with gross unrealized gains and losses are summarized as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$41,982,901	$34,010	$(1,101,316)	$40,915,595
U.S. treasury securities	5,000,000	—	—	5,000,000
State and municipal securities	39,827,427	439,363	(1,521,921)	38,744,869
Other securities(1)	248,501	—	—	248,501
Mortgage-backed: residential	33,404,645	234,517	(771,145)	32,868,017

	$120,463,474	$707,890	$(3,394,382)	$117,776,982

	December 31, 2012
U.S. government agency obligations	$19,596,009	$212,845	$(15,352)	$19,793,502
State and municipal securities	35,068,040	1,375,995	(40,112)	36,403,923
Other securities(1)	248,501	—	—	248,501
Mortgage-backed: residential	31,468,831	427,194	(61,871)	31,834,154

	$86,381,381	$2,016,034	$(117,335)	$88,280,080

(1)  Includes a Certificate of Deposit in the amount of $245,000

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013 and 2012, are summarized as follows:

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$32,313,881	$(962,837)	$1,364,739	$(138,479)	$33,678,620	$(1,101,316)
State and municipal securities	20,013,766	(1,112,126)	3,322,850	(409,795)	23,336,616	(1,521,921)
Mortgage-backed: residential	16,485,580	(531,722)	5,443,669	(239,423)	21,929,249	(771,145)

	$68,813,227	$(2,606,685)	$10,131,258	$(787,697)	$78,944,485	$(3,394,382)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$1,490,123	$(15,352)	$—	$—	$1,490,123	$(15,352)
State and municipal securities	6,952,889	(40,112)	—	—	6,952,889	(40,112)
Mortgage-backed: residential	13,828,613	(57,637)	329,715	(4,234)	14,158,328	(61,871)

	$22,271,625	$(113,101)	$329,715	$(4,234)	$22,601,340	$(117,335)

Management evaluates the investment portfolio on at least a quarterly basis to determine if investments have suffered an other-than-temporary decline in value. In addition, management monitors market trends, investment grades, bond defaults and other circumstances to identify trends and circumstances that might impact the carrying value of securities.

At December 31, 2013, the Company had 97 securities in an unrealized loss position which included: 18 agency securities, 56 state and municipal securities, and 23 mortgage-backed securities.  This is an increase from 23 securities at December 31, 2012. The securities in an unrealized loss position at December 31, 2013 had an aggregate valuation adjustment of 4.12% from the Company’s amortized cost basis of these securities.  The unrealized losses resulted from changes in market interest rates and liquidity, not from changes in the probability of contractual cash flows.  While 14 of our securities have been in an unrealized loss position for more than 12 months and are currently at a 7.21% unrealized loss position of the company’s amortized cost basis on these securities, which we believe is interest rate driven, there have been no defaults to date, and the securities remain above investment grade.  The Company does not intend to sell the securities, and it is not more-likely-than-not that the Company will be required to sell the securities prior to recovery of the amortized cost.  Full collection of the amounts due according to the contractual terms of the securities is expected; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2013.

The amortized cost and fair value at December 31, 2013, by contractual maturity, are shown below. Maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid without any penalties. Other securities have no stated maturity.  Therefore, stated maturities are not disclosed for these categories.

	Amortized	Fair
	Cost	Value
Due in one year or less	$22,871,966	$22,854,976
Due after one year through five years	14,714,218	14,701,111
Due after five years through ten years	30,988,462	29,663,113
Due after ten years	18,480,682	17,686,264
Other securities	3,501	3,501
Mortgage-backed: residential	33,404,645	32,868,017

	$120,463,474	$117,776,982

Securities with a carrying amount of approximately $88,180,000 and $77,431,000 were pledged to secure deposits as required or permitted by law at December 31, 2013 and 2012, respectively.

At year-end 2013 and 2012, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders’ equity.  The Company sold $8,666,792 of securities during 2013 resulting in gross realized gains of $373,489 and gross realized losses of $14,351.  The Company sold $5,283,819 of securities during 2012 resulting in gross realized gains of $167,978. The tax related to these net realized gains and losses was $132,881 and $62,152 for 2013 and 2012, respectively.